Subsequent Events	12 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 — SUBSEQUENT EVENTS

From July 2025 to October 2025, the Company repaid an aggregate of $4.1 million outstanding short-term bank loans to various financial institutions upon maturity (see Note 11).

From July 2025 to October 2025, the Company borrowed additional $1.0 million loans from various PRC banks, including the following:

(1)	On March 19, 2025, the Company borrowed RMB7.0 million (approximately $1.0 million) short-term loan from ABC as working capital for six months, with loan maturity date on September 12, 2025 and effective interest rate of 2.9% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders. The loan was fully repaid on September 8, 2025.

(2)	On November 22, 2024, the Company borrowed RMB7.3 million (approximately 1.0 million US dollars) in short-term loan from HSBC Bank as working capital for a period of three months. The loan’s maturity date is February 20, 2025, with an effective annual interest rate of 3.1%. The loan is guaranteed by a 1.2 million US dollar time deposit. The loan was renewed for another three months on February 20, 2025, extending the maturity date to May 20, 2025. It was renewed for another three months on May 21, 2025, with the new maturity date set as August 19, 2025. It was renewed for another three months on August 20, 2025, and the new maturity date is November 20, 2025.

(3)	On September 17, 2025, the Company borrowed RMB7.0 million (approximately $1.0 million) short-term loan from ABC as working capital for six months, with loan maturity date on March 13, 2026 and effective interest rate of 2.8% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders.

(4)	On April 23, 2025, the Company borrowed RMB11.0 million (approximately $1.5 million) short-term loan from SPD Bank as working capital for six months, with loan maturity date on October 20, 2025 and effective interest rate of 3.1% per annum. The loan borrowed was guaranteed by the Company’s certain shareholders. The loan was fully repaid upon maturity.

As a result of the above repayment and new borrowings, the Company had outstanding short-term bank loan balances of $6.8 million as of the date the Company’s consolidated financial statements are released.

ICZOOM Shenzhen established its Chengdu branch on September 2, 2025.

On August 12, 2025, the Company issued 36,700 Class A ordinary shares upon the exercise of the options to its employees issued pursuant to the Plan. As of August 12, 2025, the Company had 12,018,110 ordinary shares issued and outstanding (including 8,188,610 shares of Class A ordinary shares and 3,829,500 shares of Class B ordinary shares.)

The Company evaluated the subsequent event through the date of the consolidated financial statements are available to release and through the date of this annual report, and concluded that there are no additional reportable subsequent events except those disclosed.